Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Going Concern [Abstract]
Net income loss	$ (226,258)	$ 751,609	$ (720,093)
Accumulated deficit	$ (699,224)	$ (472,966)